UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

Joel L. Weiss JW Fund Management LLC 100 Springdale Rd., Suite A3-416
Cherry Hill, NJ 08003
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 443-1021

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for paperless delivery at www.icsdelivery.com/thirdavenue. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure. Your election to receive reports in paper will apply to all funds held with Third Avenue.

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 6

Third Avenue Real Estate Value Fund	Page 9

Statement of Assets and Liabilities	Page 14

Statement of Operations	Page 16

Statements of Changes in Net Assets	Page 18

Financial Highlights	Page 20

Notes to Financial Statements	Page 33

Annual Renewal of Investment Advisory Agreements	Page 66

Statement Regarding Liquidity Risk Management Program	Page 70

Schedule of Shareholder Expenses	Page 71

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at April 30, 2020 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds - 0.60%
	Oil & Gas Production & Services - 0.60%
2,400,914	Tidewater, Inc., 8.000%, due 8/1/22	$2,297,795

	Total Corporate Bonds (Cost $2,433,664)	2,297,795

Shares

Common Stocks - 94.69%
	Automotive - 7.56%
314,302	Bayerische Motoren Werke AG (Germany)	18,488,968
300,124	Daimler AG (Germany)	10,265,188

		28,754,156

	Banks - 11.03%
9,245,007	Bank of Ireland Group PLC (Ireland)	18,971,762
182,281	Comerica, Inc.	6,354,316
2,243,031	Deutsche Bank AG (Germany)	16,612,477

		41,938,555

	Building Products - 12.08%
910,611	Buzzi Unicem SpA (Italy)	17,865,372
232,351	Eagle Materials, Inc.	14,175,734
158,386	Mohawk Industries, Inc. (a)	13,893,620

		45,934,726

	Diversified Holding Companies - 7.11%
2,993,282	CK Hutchison Holdings, Ltd. (Cayman Islands)	22,186,737
3,318,103	Quinenco S.A. (Chile)	4,850,177

		27,036,914

	Engineering & Construction - 3.49%
762,587	Boskalis Westminster (Netherlands)	13,245,596

	Forest Products & Paper - 7.95%
3,517,391	Interfor Corp. (Canada) (a)(b)	20,746,277
433,775	Weyerhaeuser Co., REIT	9,486,659

		30,232,936

	Insurance - 3.26%
777,663	Old Republic International Corp.	12,403,725

	Metals & Mining - 13.79%
17,288,567	Capstone Mining Corp. (Canada) (a)	6,707,012

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining (continued)
5,485,347	Lundin Mining Corp. (Canada)	$26,876,013
1,501,063	Warrior Met Coal, Inc.	18,838,341

		52,421,366

	Non-U.S. Real Estate Operating Companies - 3.99%
2,397,399	CK Asset Holdings, Ltd. (Cayman Islands)	15,148,556

	Oil & Gas Production & Services - 6.50%
203,421	Drilling Co. of 1972 A/S (The) (Denmark) (a)	4,786,058
4,240,835	PGS ASA (Norway) (a)	1,514,250
1,509,953	Subsea 7, S.A. (Luxembourg) (a)	8,288,347
1,757,090	Tidewater, Inc. (a)	10,120,838

		24,709,493

	Transportation Infrastructure - 7.36%
67,993	FedEx Corp.	8,619,473
946,802	Hawaiian Holdings, Inc.	13,633,949
44,038,127	Hutchison Port Holdings Trust (Singapore)	5,707,341

		27,960,763

	U.S. Homebuilder - 3.39%
337,535	Lennar Corp., Class B	12,876,960

	U.S. Real Estate Investment Trusts - 3.64%
338,852	Macerich Co. (The)	2,531,225
258,031	Vornado Realty Trust	11,306,918

		13,838,143

	U.S. Real Estate Operating Companies - 3.54%
2,385,547	Five Point Holdings, LLC, Class A (a)	13,454,485

	Total Common Stocks (Cost $577,690,688)	359,956,374

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.00%
	Consumer Products - 0.00%
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	$—

	Total Preferred Stocks (Cost $0)	—

	Total Investment Portfolio - 95.29% (Cost $580,124,352)	362,254,169
	Other Assets less Liabilities - 4.71%	17,901,517

	NET ASSETS - 100.00%.	$380,155,686

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00
At April 30, 2020, the restricted security was valued at $0.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Summary of Investments by Industry	% of Net Assets
Metals & Mining	13.79%
Building Products	12.08
Banks	11.03
Forest Products & Paper	7.95
Automotive	7.56
Transportation Infrastructure	7.36
Diversified Holding Companies	7.11
Oil & Gas Production & Services	7.10
Non-U.S. Real Estate Operating Companies	3.99
U.S. Real Estate Investment Trusts	3.64
U.S. Real Estate Operating Companies	3.54
Engineering & Construction	3.49
U.S. Homebuilder	3.39
Insurance	3.26
Consumer Products	0.00
Other Assets less Liabilities	4.71

Total	100.00%

Country Concentration	% of Net Assets
United States	39.46%
Canada	14.29
Germany	11.93
Cayman Islands	9.82
Ireland	4.99
Italy	4.70
Netherlands	3.48
Luxembourg	2.18
Singapore	1.50
Chile	1.28
Denmark	1.26
Norway	0.40

Total	95.29%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at April 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 91.13%
	Auto Parts & Services - 8.89%
232,134	Cooper Tire & Rubber Co.	$4,918,919
43,600	Dorman Products, Inc. (a)	2,750,288
71,710	Visteon Corp. (a)	4,324,113

		11,993,320

	Bank & Thrifts - 20.49%
268,982	Carter Bank & Trust	2,549,949
42,331	Cullen/Frost Bankers, Inc.	3,041,906
560,141	Customers Bancorp, Inc. (a)	7,147,399
61,148	Prosperity Bancshares, Inc.	3,664,600
125,475	Southside Bancshares, Inc.	3,815,695
145,974	UMB Financial Corp.	7,421,318

		27,640,867

	Conglomerates - 3.80%
1,702	Seaboard Corp.	5,124,892

	Consulting & Information Technology Services - 7.66%
32,990	FTI Consulting, Inc. (a)	4,201,607
83,391	ICF International, Inc.	6,132,574

		10,334,181

	Consumer Discretionary - 1.05%
68,715	Liberty Media Corp-Liberty Braves, Class A (a)	1,418,278

	Consumer Staples - 4.21%
136,928	Cal-Maine Foods, Inc.	5,683,881

	Financials - 2.74%
3,154,593	Westaim Corp. (The) (Canada) (a)	3,694,089

	Home Building - 2.44%
286,376	TRI Pointe Group, Inc. (a)	3,287,596

	Industrial Equipment - 3.41%
46,706	Alamo Group, Inc.	4,597,739

	Industrial Services - 17.95%
105,230	Argan, Inc.	3,950,334
125,762	Comfort Systems USA, Inc.	4,187,875
45,788	EMCOR Group, Inc.	2,908,912
333,182	MYR Group, Inc. (a)	9,995,460
18,875	UniFirst Corp.	3,173,831

		24,216,412

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals Manufacturing - 2.20%
41,089	Kaiser Aluminum Corp.	$2,967,858

	Oil & Gas Production & Services - 3.32%
356,900	Seacor Marine Holdings, Inc. (a)	1,117,097
583,755	Tidewater, Inc. (a)	3,362,429

		4,479,526

	Real Estate - 4.23%
131,308	FRP Holdings, Inc. (a)	5,710,585

	Telecommunications - 3.33%
72,242	ATN International, Inc.	4,487,673

	U.S. Real Estate Operating Companies - 5.41%
140,451	Alico, Inc.	4,116,619
565,365	Five Point Holdings, LLC, Class A (a)	3,188,658

		7,305,277

	Total Common Stocks (Cost $128,020,996)	122,942,174

Closed-End Fund - 2.39%
	Financials - 2.39%
111,210	Central Securities Corp.	3,225,090

	Total Closed-End Fund (Cost $3,007,113)	3,225,090

	Total Investment Portfolio - 93.52% (Cost $131,028,109)	126,167,264
	Other Assets less Liabilities - 6.48%	8,746,674

	NET ASSETS - 100.00%.	$134,913,938

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Summary of Investments by Industry	% of Net Assets
Bank & Thrifts	20.49%
Industrial Services	17.95
Auto Parts & Services	8.89
Consulting & Information Technology Services	7.66
U.S. Real Estate Operating Companies	5.41
Financials	5.13
Real Estate	4.23
Consumer Staples	4.21
Conglomerates	3.80
Industrial Equipment	3.41
Telecommunications	3.33
Oil & Gas Production & Services	3.32
Home Building	2.44
Metals Manufacturing	2.20
Consumer Discretionary	1.05
Other Assets less Liabilities	6.48

Total	100.00%

Country Concentration	% of Net Assets
United States	90.78%
Canada	2.74

Total	93.52%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at April 30, 2020 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds - 0.55%
		Non-U.S. Real Estate Investment Trusts - 0.55%
15,300,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$3,372,294

		Total Corporate Bonds
		(Cost $14,471,500)	3,372,294

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
38,227	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/20 (Luxembourg)(a)(b)(c)(d)	—

		Total Term Loans
		(Cost $49,456)	—

Shares

Common Stocks - 96.56%
		Consulting/Management - 2.64%
189,135		CBRE Group, Inc., Class A (e)	8,119,565
297,915		Fidelity National Financial, Inc.	8,058,601

			16,178,166

		Forest Products & Paper - 7.37%
981,705		Rayonier, Inc., REIT	23,590,371
988,281		Weyerhaeuser Co., REIT	21,613,706

			45,204,077

		Industrial Services - 2.70%
59,087		AMERCO	16,552,041

		Non-U.S. Homebuilder - 4.61%
538,655		Berkeley Group Holdings PLC (United Kingdom)	28,275,516

		Non-U.S. Real Estate Consulting/Management - 1.72%
863,323		Savills PLC (United Kingdom)	10,509,894

		Non-U.S. Real Estate Investment Trusts - 9.50%
666,442		Big Yellow Group PLC (United Kingdom)	8,970,586
630,366		Derwent London PLC (United Kingdom)	24,630,964
2,349,907		Segro PLC (United Kingdom)	24,630,493

			58,232,043

		Non-U.S. Real Estate Operating Companies - 29.28%
1,296,865		Brookfield Asset Management, Inc., Class A (Canada)	43,859,974
5,409,288		CK Asset Holdings, Ltd. (Cayman Islands)	34,179,917

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
2,392,451	Grainger PLC (United Kingdom)	$8,037,921
6,067,743	Henderson Land Development Co., Ltd. (Hong Kong)	24,729,747
323,031	PATRIZIA AG (Germany)	7,213,119
3,886,052	St. Modwen Properties PLC (United Kingdom)	18,008,528
5,925,776	Wheelock & Co., Ltd. (Hong Kong)	43,429,942

		179,459,148

	Retail-Building Products - 2.41%
140,928	Lowe’s Cos., Inc.	14,762,208

	U.S. Homebuilder - 6.58%
495,818	Lennar Corp., Class A	24,825,607
406,699	Lennar Corp., Class B	15,515,567

		40,341,174

	U.S. Real Estate Investment Trusts - 22.40%
81,654	Essex Property Trust, Inc.	19,931,741
242,862	First Industrial Realty Trust, Inc.	9,172,898
990,270	JBG SMITH Properties	33,619,667
311,400	Prologis, Inc.	27,786,222
83,716	Public Storage	15,525,132
523,933	Seritage Growth Properties, Class A	5,543,211
587,683	Vornado Realty Trust	25,752,269

		137,331,140

	U.S. Real Estate Operating Companies - 7.35%
6,650,994	Five Point Holdings, LLC, Class A (e)(f)	37,511,606
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	7,542,502
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		45,054,108

	Total Common Stocks (Cost $534,425,711)	591,899,515

Purchased Options - 0.02%
	Total Purchased Options (see below for details) (Cost $441,740)	134,124

	Total Investment Before Written Options - 97.13% (Cost $549,388,407)	595,405,933

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Security†	Value (Note 1)

Written Options - (0.00)%*
Total Written Options (see below for details) (Premiums Received $(880,580))	$(4,571)

Total Investment Portfolio - 97.13% (Cost $548,507,827)	595,401,362
Other Assets less Liabilities - 2.87%	17,621,941

NET ASSETS - 100.00%	$613,023,303

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2020.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.48
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At April 30, 2020, the restricted securities had a total market value of $7,542,502 or 1.23% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

GBP: British Pound.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Summary of Investments by Industry	% of Net Assets
Non-U.S. Real Estate Operating Companies	29.28%
U.S. Real Estate Investment Trusts	22.40
Non-U.S. Real Estate Investment Trusts	10.05
Forest Products & Paper	7.37
U.S. Real Estate Operating Companies	7.35
U.S. Homebuilder	6.58
Non-U.S. Homebuilder	4.61
Industrial Services	2.70
Consulting/Management	2.64
Retail-Building Products	2.41
Non-U.S. Real Estate Consulting/Management	1.72
Purchased Options	0.02
Written Options	0.00 *
Other Assets less Liabilities	2.87

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	51.47%
United Kingdom	20.08
Hong Kong	11.12
Canada	7.15
Cayman Islands	5.58
Germany	1.18
Jersey	0.55
Luxembourg	0.00 *

Total	97.13%

* Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus	JPMorgan	100,000,000	$100,000,000	1.1800 USD	06/11/20	$134,085
USD, Put	Chase Bank, N.A.
USD versus	JPMorgan	92,000,000	92,000,000	8.1530 HKD	08/06/20	39
HKD, Call	Chase Bank, N.A.

Total Purchased Options (Cost $441,740)						$134,124

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2020 (Unaudited)

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Call	JPMorgan Chase Bank, N.A.	(100,000,000)	$(100,000,000)	1.3900 USD	06/11/20	$(1,384)

Lennar Corp., Class A, Call	Goldman Sachs & Co.	(2,500)	(12,517,500)	77.5000 USD	05/15/20	(3,187)

Total Written Options (Premiums received $(880,580))						$(4,571)

GBP: British Pound.
USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities

at April 30, 2020 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$341,507,892	$126,167,264	$550,217,701
Affiliated issuers‡	20,746,277	—	45,054,108
Cash	13,087,056	7,716,294	17,896,318
Cash pledged to counterparty for collateral	—	—	20,000
Dividends and interest receivables	272,764	27,530	1,181,852
Foreign tax reclaims receivable	1,918,928	—	256,619
Receivable for securities sold	3,852,129	1,317,809	—
Receivable for fund shares sold	40,298	7,454	242,144
Purchased options at value*	—	—	134,124
Other Assets	86,364	46,173	121,906

Total assets	381,511,708	135,282,524	615,124,772

Liabilities:
Written options at value**	—	—	4,571
Cash received from counterparty for collateral	—	—	270,000
Payable for fund shares redeemed	403,921	198,089	861,021
Payable to Adviser (Note 3)	192,620	73,093	509,826
Payable for shareholder servicing fees (Note 3)	58,455	14,494	92,841
Distribution fees payable (Note 5)	819	425	14,520
Payables to trustees and officers	8,713	3,223	13,766
Payable for auditing and tax fees	76,296	46,685	53,946
Accrued expenses	165,008	32,577	280,978
Taxes payable	450,190	—	—

Total liabilities	1,356,022	368,586	2,101,469

Net assets	$380,155,686	$134,913,938	$613,023,303

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities (continued)

at April 30, 2020 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$618,206,544	$121,599,460	$519,515,947
Total distributable earnings	(238,050,858)	13,314,478	93,507,356

Net assets applicable to capital shares outstanding	$380,155,686	$134,913,938	$613,023,303

Investor Class

Net assets	$4,402,403	$2,205,182	$75,099,595

Outstanding shares of beneficial interest, unlimited number of shares authorized	164,793	162,120	3,792,706

Net asset value, offering and redemption price per share	$26.71	$13.60	$19.80

Institutional Class

Net assets	$374,730,314	$132,410,124	$501,809,709

Outstanding shares of beneficial interest, unlimited number of shares authorized	14,059,624	9,523,771	25,226,180

Net asset value, offering and redemption price per share	$26.65	$13.90	$19.89

Z Class

Net assets	$1,022,969	$298,632	$36,113,999

Outstanding shares of beneficial interest, unlimited number of shares authorized	38,395	21,432	1,818,218

Net asset value, offering and redemption price per share	$26.64	$13.93	$19.86

† Cost of unaffiliated issuers	$535,146,786	$131,028,109	$425,432,262
‡ Cost of affiliated issuers	$44,977,566	$—	$123,514,405
* Cost of purchased options	$—	$—	$441,740
** Premiums received for written options	$—	$—	$(880,580)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$1,962,942	$687,413	$4,926,814
Interest - unaffiliated issuers	122,651	—	714,231
Other income	5,472	2,280	11,060

Total investment income	2,091,065	689,693	5,652,105

Expenses:
Investment advisory fees (Note 3)	2,411,090	763,822	3,737,876
Shareholder servicing fees (Note 3)	343,108	84,351	458,363
Transfer agent fees	181,869	50,447	170,221
Accounting fees	112,230	34,176	178,944
Trustees’ and officers’ fees and expenses	103,463	31,293	160,276
Custodian fees	45,646	12,343	72,772
Insurance	42,351	10,774	70,450
Reports to shareholders	39,609	19,306	40,749
Legal fees	26,011	7,910	41,747
Registration and filing fees	23,867	25,614	26,810
Auditing and tax fees	16,371	15,960	16,371
Distribution fees (Note 5)	7,928	3,407	117,314
Miscellaneous	31,476	9,738	47,432

Total expenses	3,385,019	1,069,141	5,139,325

Less: Fees waived (Note 3)	(294,044)	(89,253)	(265,651)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(3,275)	(680)	(4,351)

Net expenses	3,087,700	979,208	4,869,323

Net investment income/(loss)	(996,635)	(289,515)	782,782

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers	(1,535,381)	18,881,695	59,020,526
Net realized loss on investments affiliated issuers (Note 4)	(1,199,610)	—	(6,190,405)
Net realized gain/(loss) on purchased options	8,071,324	—	(1,568,520)
Net realized loss on written options	—	—	(348,750)
Net realized gain/(loss) on foreign currency transactions	77,677	(1,309)	27,148
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	(152,247,211)	(58,316,827)	(192,075,162)
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	(19,893,574)	—	(13,562,362)
Net change in unrealized appreciation on purchased options	1,413,131	—	1,316,847
Net change in unrealized appreciation on written options	—	—	1,223,941

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Operations (continued)

For the Six Months Ended April 30, 2020 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	$(2,689)	$—	$11,677

Net loss on investments, options, and foreign currency transactions	(165,316,333)	(39,436,441)	(152,145,060)

Net decrease in net assets resulting from operations	$(166,312,968)	$(39,725,956)	$(151,362,278)

* Net of foreign withholding taxes of	$88,210	$—	$169,530

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$(996,635)	$11,862,266	$(289,515)	$(1,007,631)
Net realized gain	5,414,010	27,412,792	18,880,386	14,914,964
Net change in unrealized appreciation/(depreciation)	(170,730,343)	(84,342,154)	(58,316,827)	(3,277,190)

Net increase/(decrease) in net assets resulting from operations	(166,312,968)	(45,067,096)	(39,725,956)	10,630,143

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(374,543)	(372,996)	(232,151)	(360,712)
Institutional Class	(36,445,242)	(32,951,026)	(13,926,087)	(23,193,255)
Z Class	(160,993)	(124,935)	(32,040)	(45,478)

Decrease in net assets from dividends and distributions	(36,980,778)	(33,448,957)	(14,190,278)	(23,599,445)

Capital Share Transactions:
Proceeds from sale of shares	6,655,727	8,364,594	2,518,344	3,602,488
Net asset value of shares issued in reinvestment of dividends and distributions	35,614,187	32,253,390	13,608,909	22,848,636
Redemption fees	—	3,244	—	1,478
Cost of shares redeemed	(95,923,148)	(245,903,149)	(22,184,115)	(58,867,472)

Net decrease in net assets resulting from capital share transactions	(53,653,234)	(205,281,921)	(6,056,862)	(32,414,870)

Net decrease in net assets	(256,946,980)	(283,797,974)	(59,973,096)	(45,384,172)

Net assets at beginning of period	637,102,666	920,900,640	194,887,034	240,271,206

Net assets at end of period	$380,155,686	$637,102,666	$134,913,938	$194,887,034

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	Real Estate Value Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income	$782,782	$7,614,646
Net realized gain	50,939,999	142,543,621
Net change in unrealized appreciation/(depreciation)	(203,085,059)	(25,533,355)

Net increase/(decrease) in net assets resulting from operations	(151,362,278)	124,624,912

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(16,451,632)	(16,402,922)
Institutional Class	(126,505,648)	(109,148,280)
Z Class	(8,489,945)	(4,127,186)

Decrease in net assets from dividends and distributions	(151,447,225)	(129,678,388)

Capital Share Transactions:
Proceeds from sale of shares	50,002,807	179,029,986
Net asset value of shares issued in reinvestment of dividends and distributions	141,580,943	123,247,762
Redemption fees	—	25,173
Cost of shares redeemed	(305,137,829)	(776,000,984)

Net decrease in net assets resulting from capital share transactions	(113,554,079)	(473,698,063)

Net decrease in net assets	(416,363,582)	(478,751,539)

Net assets at beginning of period	1,029,386,885	1,508,138,424

Net assets at end of period	$613,023,303	$1,029,386,885

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$39.81		$43.74	$55.94	$51.12	$54.22	$59.54

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.11)		0.55 +	0.65 ±	(0.01)	0.41 ‡	0.29
Net gain/(loss) on investment transactions (both realized and unrealized)	(10.74)		(2.94)[1]	(5.33)[1]	8.83 [1]	0.38 [1]	(2.46)[1]

Total from investment operations	(10.85)		(2.39)	(4.68)	8.82	0.79	(2.17)

Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.86)		(0.04)	(1.45)	(0.30)	(0.61)	(2.09)
Distributions from net realized gain	(1.39)		(1.50)	(6.07)	(3.70)	(3.28)	(1.06)

Total dividends and distributions	(2.25)		(1.54)	(7.52)	(4.00)	(3.89)	(3.15)

Net asset value, end of period	$26.71		$39.81	$43.74	$55.94	$51.12	$54.22

Total return[2]	(29.07%)[3]		(5.32%)	(10.06%)	18.05%	1.74%	(3.90%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,402		$6,966	$11,506	$12,680	$14,415	$28,963
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.52%[4]		1.51%	1.45%	1.38%	1.40%	1.34%
After fee waivers/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.40%#	1.38%	1.39%	1.34%
Ratio of net investment income/(loss) to average net assets	(0.63%)[4]		1.35%+	1.27%±	(0.02%)	0.83%‡	0.52%
Portfolio turnover rate	13%[3]		25%	72%	18%	17%	24%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.44%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.43%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$39.82		$43.81	$56.05	$51.22	$54.35	$59.69

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.06)		0.64 +	0.75 ±	0.13	0.57 ‡	0.43
Net gain/(loss) on investment transactions (both realized and unrealized)	(10.71)		(2.95)[1]	(5.31)[1]	8.85 [1]	0.35 [1]	(2.46)[1]

Total from investment operations	(10.77)		(2.31)	(4.56)	8.98	0.92	(2.03)

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.01)		(0.18)	(1.61)	(0.45)	(0.77)	(2.25)
Distributions from net realized gain	(1.39)		(1.50)	(6.07)	(3.70)	(3.28)	(1.06)

Total dividends and distributions	(2.40)		(1.68)	(7.68)	(4.15)	(4.05)	(3.31)

Net asset value, end of period	$26.65		$39.82	$43.81	$56.05	$51.22	$54.35

Total return[2]	(28.98%)[3]		(5.10%)	(9.83%)	18.38%	2.00%	(3.64%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$374,730		$627,511	$906,235	$1,131,488	$1,142,249	$1,656,769
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.26%[4]		1.23%	1.17%	1.13%	1.15%	1.09%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.15%#	1.13%	1.14%	1.09%
Ratio of net investment income/(loss) to average net assets	(0.37%)[4]		1.57%+	1.47%±	0.23%	1.16%‡	0.76%
Portfolio turnover rate	13%[3]		25%	72%	18%	17%	24%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.66%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.76%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30, 2020		Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$39.84		$43.84	$53.23

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.04)		0.70 ‡	0.27	*
Net loss on investment transactions (both realized and unrealized)	(10.71)		(2.96)[1]	(6.20)[1]

Total from investment operations	(10.75)		(2.26)	(5.93)

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.06)		(0.24)	—
Distributions from net realized gain	(1.39)		(1.50)	(3.46)

Total dividends and distributions	(2.45)		(1.74)	(3.46)

Net asset value, end of period	$26.64		$39.84	$43.84

Total return[2]	(28.95%)[3]		(4.99%)	(12.00%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,023		$2,626	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.12%[4]		1.12%	1.09%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05%#	1.05	%4,#
Ratio of net investment income/(loss) to average net assets	(0.20%)[4]		1.71%‡	0.78	%4,*
Portfolio turnover rate	13%[3]		25%	72%[3]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.22%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$18.83		$20.04	$23.30	$20.77	$22.28	$28.18

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.05)		(0.13)	(0.12)	(0.18)	0.08 ‡	(0.10)
Net gain/(loss) on investment transactions (both realized and unrealized)	(3.75)		0.97 [1]	(0.31)[1]	4.63 [1]	1.17 [1]	(0.19)[1]

Total from investment operations	(3.80)		0.84	(0.43)	4.45	1.25	(0.29)

Less dividends and distributions to shareholders:
Dividends from net investment income	—		—	—	(0.06)	—	—
Distributions from net realized gain	(1.43)		(2.05)	(2.83)	(1.86)	(2.76)	(5.61)

Total dividends and distributions	(1.43)		(2.05)	(2.83)	(1.92)	(2.76)	(5.61)

Net asset value, end of period	$13.60		$18.83	$20.04	$23.30	$20.77	$22.28

Total return[2]	(22.02%)[3]		6.12%	(2.23%)	22.22%	6.71%	(1.49%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,205		$3,176	$3,684	$4,955	$5,145	$9,379
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.58%[4]		1.64%	1.53%	1.45%	1.45%	1.39%
After fee waivers/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.40%#	1.40%#	1.40%#	1.39%
Ratio of net investment income/(loss) to average net assets	(0.59%)[4]		(0.73%)	(0.57%)	(0.81%)	0.39%‡	(0.42%)
Portfolio turnover rate	14%[3]		21%	44%	32%	20%	29%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income/(loss) to average net assets would have been (0.17%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$19.20		$20.34	$23.55	$20.97	$22.42	$28.27

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.03)		(0.09)	(0.07)	(0.12)	0.13 †	(0.04)
Net gain/(loss) on investment transactions (both realized and unrealized)	(3.84)		1.00 [1]	(0.31)[1]	4.69 [1]	1.18 [1]	(0.20)[1]

Total from investment operations	(3.87)		0.91	(0.38)	4.57	1.31	(0.24)

Less dividends and distributions to shareholders:
Dividends from net investment income	—		—	—	(0.13)	—	—
Distributions from net realized gain	(1.43)		(2.05)	(2.83)	(1.86)	(2.76)	(5.61)

Total dividends and distributions	(1.43)		(2.05)	(2.83)	(1.99)	(2.76)	(5.61)

Net asset value, end of period	$13.90		$19.20	$20.34	$23.55	$20.97	$22.42

Total return[2]	(21.95%)[3]		6.40%	(1.96%)	22.59%	6.95%	(1.27%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$132,410		$191,280	$236,136	$291,169	$292,166	$388,441
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.25%[4]		1.34%	1.25%	1.20%	1.21%	1.14%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.15%#	1.15%#	1.15%#	1.14%
Ratio of net investment income/(loss) to average net assets	(0.34%)[4]		(0.48%)	(0.32%)	(0.56%)	0.65%†	(0.16%)
Portfolio turnover rate	14%[3]		21%	44%	32%	20%	29%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
†

Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.09%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30, 2020		Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$19.22		$20.35	$20.56

Income/(loss) from investment operations:
Net investment loss@	(0.02)		(0.07)	(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)	(3.84)		0.99 [1]	(0.18)[1]

Total from investment operations	(3.86)		0.92	(0.21)

Less distributions to shareholders:
Distributions from net realized gain	(1.43)		(2.05)	—

Total distributions	(1.43)		(2.05)	—

Net asset value, end of period	$13.93		$19.22	$20.35

Total return[2]	(21.88%)[3]		6.45%	(1.02%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$299		$431	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.15%[4]		1.24%	1.20%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05%#	1.05	%4,#
Ratio of net investment loss to average net assets	(0.23%)[4]		(0.38%)	(0.21%)[4]
Portfolio turnover rate	14%[3]		21%	44%[3]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$28.79		$28.66	$34.35	$29.51	$31.14	$31.84

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.01)		0.11	0.14	0.18 *	0.08 ‡	(0.04)
Net gain/(loss) on investment transactions (both realized and unrealized)	(4.48)		2.66 [1]	(3.78)[1]	5.10 [1]	(0.18)[1]	0.41 [1]

Total from investment operations	(4.49)		2.77	(3.64)	5.28	(0.10)	0.37

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.22)		(0.36)	(0.27)	(0.16)	(0.13)	(0.44)
Distributions from net realized gain	(4.28)		(2.28)	(1.78)	(0.28)	(1.40)	(0.63)

Total dividends and distributions	(4.50)		(2.64)	(2.05)	(0.44)	(1.53)	(1.07)

Net asset value, end of period	$19.80		$28.79	$28.66	$34.35	$29.51	$31.14

Total return[2]	(18.54%)[3]		10.94%	(11.50%)	18.13%	(0.21%)	1.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$75,100		$110,912	$193,069	$255,383	$243,502	$438,506
Ratio of expenses to average net assets
Before fee waivers, expense reimbursements/expense offset arrangement	1.50%[4]		1.45%	1.41%	1.36%	1.38%	1.35%
After fee waivers, expense reimbursements/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.40%	1.36%	1.38%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.09%)[4]		0.39%	0.41%	0.56%*	0.28%‡	(0.11%)
Portfolio turnover rate	20%[3]		22%	27%	7%	20%	17%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income / (loss) to average net assets would have been (0.04%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$28.98		$28.88	$34.59	$29.73	$31.36	$32.05

Income/(loss) from investment operations:
Net investment income@	0.03		0.18	0.23	0.26 *	0.16 ‡	0.04
Net gain/(loss) on investment transactions (both realized and unrealized)	(4.51)		2.67 [1]	(3.80)[1]	5.13 [1]	(0.18)[1]	0.41 [1]

Total from investment operations	(4.48)		2.85	(3.57)	5.39	(0.02)	0.45

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.33)		(0.47)	(0.36)	(0.25)	(0.21)	(0.51)
Distributions from net realized gain	(4.28)		(2.28)	(1.78)	(0.28)	(1.40)	(0.63)

Total dividends and distributions	(4.61)		(2.75)	(2.14)	(0.53)	(1.61)	(1.14)

Net asset value, end of period	$19.89		$28.98	$28.88	$34.59	$29.73	$31.36

Total return[2]	(18.44%)[3]		11.21%	(11.25%)	18.41%	0.05%	1.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$501,810		$863,328	$1,245,973	$1,690,211	$1,596,887	$3,026,286
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.21%[4]		1.17%	1.12%	1.11%	1.13%	1.10%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.11%	1.11%	1.13%	1.10%
Ratio of net investment income to average net assets	0.22%[4]		0.65%	0.68%	0.81%*	0.56%‡	0.13%
Portfolio turnover rate	20%[3]		22%	27%	7%	20%	17%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.24%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30, 2020		Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$28.98		$28.90	$33.13

Income/(loss) from investment operations:
Net investment income@	0.04		0.20	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)	(4.51)		2.67 [1]	(4.43)[1]

Total from investment operations	(4.47)		2.87	(4.23)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.37)		(0.51)	—
Distributions from net realized gain	(4.28)		(2.28)	—

Total dividends and distributions	(4.65)		(2.79)	—

Net asset value, end of period	$19.86		$28.98	$28.90

Total return[2]	(18.43%)[3]		11.30%	(12.77%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,114		$55,147	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.10%[4]		1.05%	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05%	1.03%[4]
Ratio of net investment income to average net assets	0.33%[4]		0.73%	0.94%[4]
Portfolio turnover rate	20%[3]		22%	27%[3]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At April 30, 2020, such securities for Third Avenue Value Fund and Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2020:

Third Avenue Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/20	Quoted Price	Inputs	Inputs
Common Stocks:
Automotive	$28,754,156	$—	$28,754,156	$—
Banks	41,938,555	6,354,316	35,584,239	—
Building Products	45,934,726	28,069,354	17,865,372	—
Diversified Holding Companies	27,036,914	4,850,177	22,186,737	—
Engineering & Construction	13,245,596	13,245,596	—	—
Forest Products & Paper	30,232,936	30,232,936	—	—
Insurance	12,403,725	12,403,725	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Assets	Total Value at 4/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Metals & Mining	$52,421,366	$52,421,366	$—	$—
Non-U.S. Real Estate Operating Companies	15,148,556	—	15,148,556	—
Oil & Gas Production & Services	24,709,493	10,120,838	14,588,655	—
Transportation Infrastructure	27,960,763	22,253,422	5,707,341	—
U.S. Homebuilder	12,876,960	12,876,960	—	—
U.S. Real Estate Investment Trusts	13,838,143	13,838,143	—	—
U.S. Real Estate Operating Companies	13,454,485	13,454,485	—	—

Total Common Stocks	359,956,374	220,121,318	139,835,056	—

Corporate Bonds:
Oil & Gas Production & Services	2,297,795	—	2,297,795	—

Total Corporate Bonds	2,297,795	—	2,297,795	—

Preferred Stocks:
Consumer Products	—	—	—	—	*

Total Preferred Stocks	—	—	—	—

Total Value of Investments	$362,254,169	$220,121,318	$142,132,851	$—

* Investments fair valued at $0.

Third Avenue Small-Cap Value Fund

Assets	Total Value at 4/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$11,993,320	$11,993,320	$—	$—
Bank & Thrifts	27,640,867	27,640,867	—	—
Conglomerates	5,124,892	5,124,892	—	—
Consulting & Information Technology Services	10,334,181	10,334,181	—	—
Consumer Discretionary	1,418,278	1,418,278	—	—
Consumer Staples	5,683,881	5,683,881	—	—
Financials	3,694,089	3,694,089	—	—
Home Building	3,287,596	3,287,596	—	—
Industrial Equipment	4,597,739	4,597,739	—	—
Industrial Services	24,216,412	24,216,412	—	—
Metals Manufacturing	2,967,858	2,967,858	—	—
Oil & Gas Production & Services	4,479,526	4,479,526	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Assets	Total Value at 4/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate	$5,710,585	$5,710,585	$—	$—
Telecommunications	4,487,673	4,487,673	—	—
U.S. Real Estate Operating Companies	7,305,277	7,305,277	—	—

Total Common Stocks	122,942,174	122,942,174	—	—

Closed-End Fund:
Financials	3,225,090	3,225,090	—	—

Total Closed-End Fund	3,225,090	3,225,090	—	—

Total Value of Investments	$126,167,264	$126,167,264	$—	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 4/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$16,178,166	$16,178,166	$—	$—
Forest Products & Paper	45,204,077	45,204,077	—	—
Industrial Services	16,552,041	16,552,041	—	—
Non-U.S. Homebuilder	28,275,516	—	28,275,516	—
Non-U.S. Real Estate Consulting/Management	10,509,894	—	10,509,894	—
Non-U.S. Real Estate Investment Trusts	58,232,043	—	58,232,043	—
Non-U.S. Real Estate Operating Companies	179,459,148	43,859,974	135,599,174	—
Retail-Building Products	14,762,208	14,762,208	—	—
U.S. Homebuilder	40,341,174	40,341,174	—	—
U.S. Real Estate Investment Trusts	137,331,140	137,331,140	—	—
U.S. Real Estate Operating Companies	45,054,108	45,054,108	—	—	*

Total Common Stocks	591,899,515	359,282,888	232,616,627	—

Corporate Bonds:
Non-U.S. Real Estate Investment Trusts	3,372,294	—	3,372,294	—

Total Corporate Bonds	3,372,294	—	3,372,294	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Assets	Total Value at 4/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Term Loans:
Non-U.S. Real Estate Operating Companies	$—	$—	$—	$—	*

Total Term Loans	—	—	—	—

Purchased Options:	134,124	—	134,124	—

Total Purchased Options	134,124	—	134,124	—

Written Options:	(4,571)	—	(4,571)	—

Total Written Options	(4,571)	—	(4,571)	—

Total Value of Investments	$595,401,362	$359,282,888	$236,118,474	$—

* Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Value Fund	4/30/20
Other (a)	$ -*
Fair Value at
Third Avenue Real Estate Value Fund	4/30/20
Other (a)	$ -*

(a) Includes investments less than 0.50% of net assets of the Fund. * Investments fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2020, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 383 and cost of $0 with respect to PIK securities. Third Avenue Value Fund and Third Avenue Small-Cap Value Fund did not receive any in-kind payments with respect to PIK securities for the six months ended April 30, 2020.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (LIBOR), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2020.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of April 30, 2020, the Funds did not hold any forward foreign currency contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2020, Third Avenue Value Fund and Third Avenue Real Estate Value Fund used purchased put and call options and written put and call options for hedging purposes.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2020, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options

Assets:
Foreign currency contracts	Purchased options at value	$134,124

Liabilities:
Equity contracts	Written options at value	$(3,187)
Foreign currency contracts	Written options at value	(1,384)

Total		$(4,571)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2020, by primary risk exposure:

Third Avenue Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract			Purchased Options
Equity contracts			$942,834
Foreign currency contracts			470,297

Total			$1,413,131	(a)

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract			Purchased Options
Equity contracts			$8,646,824
Foreign currency contracts			(575,500)

Total			$8,071,324	(c)

Third Avenue Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$319,704		$92,561		$412,265
Foreign currency contracts	997,143		1,131,380		2,128,523

Total	$1,316,847	(a)	$1,223,941	(b)	$2,540,788

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$(810,000)		$881,880		$71,880
Foreign currency contracts	(758,520)		(1,230,630)		(1,989,150)

Total	$(1,568,520	)(c)	$(348,750	)(d)	$(1,917,270)

(a) Included in “Net change in unrealized appreciation on purchased options”.

(b) Included in “Net change in unrealized appreciation on written options”.

(c) Included in “Net realized gain/(loss) on purchased options”.

(d) Included in “Net realized loss on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the six months ended April 30, 2020 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund
OTC Equity Options
Average Number of Contracts - Purchased Options	3,729	2,571
Average Notional - Purchased Options	$117,295,729	$15,003,429
Average Number of Contracts - Written Options	—	3,838
Average Notional - Written Options	$—	$24,498,151
Foreign Currency Options:
Average Notional - Purchased Options	$40,000,000	$204,828,571
Ending Notional Balance - Purchased Options	$—	$192,000,000
Average Notional - Written Options	$—	$136,828,571
Ending Notional Balance - Written Options	$—	$100,000,000

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the six months ended April 30, 2020 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Affiliated	$—	$3,343,961
Unaffiliated	64,111,106	129,956,844
Third Avenue Small-Cap Value Fund
Unaffiliated	22,840,406	47,222,616
Third Avenue Real Estate Value Fund
Affiliated	—	3,071,632
Unaffiliated	162,428,708	419,173,790

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2020:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Gross Unrealized Appreciation	$9,412,932	$23,684,900	$161,168,389
Gross Unrealized Depreciation	(227,283,115)	(28,545,745)	(114,843,247)

Net Unrealized Appreciation (Depreciation)	$(217,870,183)	$(4,860,845)	$46,325,142

Book Cost	$580,124,352	$131,028,109	$548,946,667

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses.

The following were amounts payable to the Adviser at April 30, 2020:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Advisory fees	$138,658	$59,544	$422,953
Reimbursement for shareholder servicing fees	53,962	13,549	86,873

Total	$192,620	$73,093	$509,826

Until March 1, 2021 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. The Adviser has agreed to waive all accrued entitlements related to the fiscal periods ending October 31, 2017 and October 31, 2018, which would have been subject to repayment until October 31, 2020 and October 31, 2021, respectively.

The corresponding contingent liabilities to the Adviser for the fiscal period ending October 31, 2019 are $609,689, $391,500 and $230,937 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively and subject to repayment during the period from November 1, 2021 through October 31, 2022.

The corresponding contingent liabilities to the Adviser for the six-month period ending April 30, 2020 are $294,044, $89,253 and $265,651 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively and subject to repayment during the period from November 1, 2021 through April 30, 2023.

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statement of Operations. For the six months ended April 30, 2020, such fees amounted to $343,108 for Third Avenue Value Fund, $84,351 for Third Avenue Small-Cap Value Fund

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

and $458,363 for Third Avenue Real Estate Value Fund.

Prior to January 1, 2020, the Funds had an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ custodian expenses. The following amounts were the reduction of expenses due to this arrangement for the six months ended April 30, 2020. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$3,275
Third Avenue Small-Cap Value Fund	680
Third Avenue Real Estate Value Fund	4,351

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2020 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2019	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2020	Value at Apr. 30, 2020		Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Home Products International, Inc., Series A, Convertible
Preferred Stock, 8.000%	12,839,145	—	—	12,839,145	$—	*	$—	$—	$(1)
Interfor Corp.	3,790,515	—	273,124	3,517,391	20,746,277		—	(1,199,610)	(19,893,573)

Total Affiliates					$20,746,277		$—	$(1,199,610)	$(19,893,574)

*	Investment fair valued at $ 0.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2019	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2020	Value at Apr. 30, 2020		Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)

Five Point Holdings, LLC, Class A	7,200,498	—	549,504	6,650,994	$37,511,606		$—	$(6,190,405)	$(821,649)
Trinity Place Holdings, Inc.	5,096,285	—	—	5,096,285	7,542,502		—	—	(12,740,713)
Trinity Place Holdings, Inc. Special Stock	1	—	—	1	—	*	—	—	—

Total Affiliates					$45,054,108		$—	$(6,190,405)	$(13,562,362)

*	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class and Third Avenue Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2020, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$7,928
Third Avenue Small-Cap Value Fund	3,407
Third Avenue Real Estate Value Fund	117,314

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	43,157	$1,640,904	35,659	$1,473,599
Shares issued upon reinvestment of dividends and distributions	9,234	362,230	9,498	362,538
Shares redeemed	(62,561)	(2,152,787)	(133,227)	(5,336,750	)*

Net decrease	(10,170)	$(149,653)	(88,070)	$(3,500,613)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	144,261	$4,911,892	168,468	$6,811,421
Shares issued upon reinvestment of dividends and distributions	897,234	35,090,964	833,790	31,767,498
Shares redeemed	(2,739,892)	(92,953,517)	(5,930,359)	(240,103,551	)*

Net decrease	(1,698,397)	$(52,950,661)	(4,928,101)	$(201,524,632)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	3,589	$102,931	1,862	$79,574
Shares issued upon reinvestment of dividends and distributions	4,119	160,993	3,238	123,354
Shares redeemed	(35,222)	(816,844)	(11,264)	(459,604	)*

Net decrease	(27,514)	$(552,920)	(6,164)	$(256,676)

Third Avenue Small-Cap Value Fund

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	19,893	$295,598	28,403	$509,109
Shares issued upon reinvestment of dividends and distributions	12,762	228,561	22,645	358,700
Shares redeemed	(39,215)	(641,066)	(66,230)	(1,189,531	)*

Net decrease	(6,560)	$(116,907)	(15,182)	$(321,722)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	141,091	$2,188,890	166,222	$3,035,679
Shares issued upon reinvestment of dividends and distributions	729,815	13,348,308	1,393,200	22,444,458
Shares redeemed	(1,312,125)	(21,476,882)	(3,206,530)	(57,579,108	)*

Net decrease	(441,219)	$(5,939,684)	(1,647,108)	$(32,098,971)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	1,945	$33,856	3,177	$57,700
Shares issued upon reinvestment of dividends and distributions	1,748	32,040	2,821	45,478
Shares redeemed	(4,672)	(66,167)	(5,722)	(97,355	)*

Net increase/(decrease)	(979)	$(271)	276	$5,823

Third Avenue Real Estate Value Fund

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	448,771	$9,624,233	915,895	$25,229,671
Shares issued upon reinvestment of dividends and distributions	670,591	16,348,994	646,550	16,331,849
Shares redeemed	(1,179,227)	(28,269,089)	(4,446,144)	(122,333,417	)*

Net decrease	(59,865)	$(2,295,862)	(2,883,699)	$(80,771,897)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	1,669,575	$38,148,302	4,894,542	$134,751,478
Shares issued upon reinvestment of dividends and distributions	4,823,494	118,030,887	4,087,882	103,709,558
Shares redeemed	(11,056,499)	(266,228,418)	(22,335,290)	(615,098,185	)*

Net decrease	(4,563,430)	$(110,049,229)	(13,352,866)	$(376,637,149)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	104,107	$2,230,272	707,352	$19,048,837
Shares issued upon reinvestment of dividends and distributions	294,763	7,201,062	126,483	3,206,355
Shares redeemed	(483,455)	(10,640,322)	(1,322,188)	(38,544,209	)*

Net decrease	(84,585)	$(1,208,988)	(488,353)	$(16,289,017)

* Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund each charged a redemption fee of 1% for shares redeemed or exchanged for shares of another series of the Trust within 60 days of the purchase date through April 30, 2019. Beginning May 1, 2019, the redemption/exchange fee has been eliminated for each share class.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

already-issued securities generally rise, although investments in new securities may be at lower yields.The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell.The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2020, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs International and JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive.To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At April 30, 2020, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments: Options	$134,124	$(4,571)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	134,124	(4,571)

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$134,124	$(4,571)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2020:

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
JPMorgan Chase Bank N.A.	$134,124	$(1,384)	$—	$(132,740)	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2020:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(3)
Goldman Sachs International	$3,187	$—	$—	$(3,187)	$—
JPMorgan Chase Bank N.A.	1,384	(1,384)	—	—	—

	$4,571	$(1,384)	$—	$(3,187)	$—

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:

Although each Fund is a diversified investment company under the Investment Company Act of 1940, each Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Investment Company Act of 1940, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Investment Company Act of 1940 despite its classification as a diversified investment company.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”), the difference in the treatment of amortization of discount on certain debt instruments, distribution reclassifications and other book to tax adjustments.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements

April 30, 2020 (Unaudited)

At an in-person meeting held on December 9-10, 2019 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Third Avenue Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement (the “Third Avenue Agreements”) between Third Avenue Management LLC (“Third Avenue” or the “Adviser”) and the Trust on behalf of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund (collectively, the “Third Avenue Funds,” and each a “Fund”). At the Meeting, the Board considered the continuation of the Third Avenue Agreements with respect to the Third Avenue Funds for an additional one year period.

In determining whether to approve the Third Avenue Agreements, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Third Avenue Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest that may arise in connection with a portfolio manager’s management of a Third Avenue Fund, (iv) investment performance for each Third Avenue Fund (v) the capitalization and financial condition of Third Avenue, (vi) Third Avenue’s brokerage selection procedures (including soft dollar arrangements, if any), (vii) Third Avenue’s procedures for allocating investment opportunities between the Third Avenue Funds and Third Avenue’s other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding that may have a material impact on Third Avenue’s ability to service the Third Avenue Funds, (x) compliance with the Third Avenue Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as provided at the Board meetings throughout the year covering matters such as the relative performance of the Third Avenue Funds; compliance with the investment objectives, policies, strategies and limitations for the Third Avenue Funds; the compliance of management personnel with the code of ethics; and the adherence to the Trusts’ pricing procedures as established by the Board.

Investment Performance. The Trustees considered the investment performance for the Third Avenue Funds and Third Avenue. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year and ten year periods ended September 30, 2019 for the Third Avenue Funds.

Third Avenue Value Fund. The Trustees considered the performance of the Institutional, Investor Class and Z Class shares as compared to the MSCI World Total Return Index and the Lipper Global Multi-Cap Value Funds Index for the year-to-date, one year, two year, three year, five year, and ten year periods ended September 30, 2019 (as applicable) and noted that the Third Avenue Value Fund’s Institutional Class shares underperformed the MSCI World Total Return Index and Lipper Global Multi-Cap Value Funds Index for the year-to-date, one year, two year, three year, five year, and ten year periods ended September 30, 2019. The Trustees concluded that the performance of the Third Avenue Value Fund was within an acceptable range of performance relative to other mutual funds with similar

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2020 (Unaudited)

investment objectives, strategies and policies based on the information provided at the Meeting.

Third Avenue Small-Cap Value Fund. The Trustees considered the performance of the Institutional, Investor Class and Z Class shares as compared to the Lipper Small Cap Core Funds Index and the Russell 2000 Value Total Return Index for the year-to-date, one year, two year, three year, five year and ten year periods ended September 30, 2019 (as applicable) and noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed the Lipper Small Cap Core Funds Index for the one year period and underperformed for the year-to-date, two year, three year, five year and ten year periods ended September 30, 2019. The Trustees also noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed the Russell 2000 Value Total Return Index for the year-to-date, one year and two year periods, and underperformed for the three year, five year and ten year periods, ended September 30, 2019. The Trustees concluded that the performance of the Third Avenue Small-Cap Value Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Third Avenue Real Estate Value Fund. The Trustees considered the performance of the Institutional, Investor Class and Z Class shares as compared to the Lipper Global Real Estate Funds Index and the FTSE EPRA/NAREIT Developed Index for the year-to-date, one year, two year, three year, five year and ten year periods ended September 30, 2019 (as applicable) and noted that Institutional Class shares of the Third Avenue Real Estate Value Fund underperformed the Lipper Global Real Estate Funds Index and the

FTSE EPRA/NAREIT Developed Index for each period. The Trustees concluded that the performance of the Third Avenue Real Estate Value Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees also noted that Third Avenue had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Third Avenue Funds and any other ancillary benefit resulting from Third Avenue’s relationship with the Funds. The Trustees considered the fees that Third Avenue charges to its similarly managed accounts, as applicable, and evaluated the explanations provided by Third Avenue as to differences in fees charged to the relevant Third Avenue Funds and similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Third Avenue Funds versus the advisory fees of relevant other funds or accounts managed by Third Avenue, as applicable, and the average expense ratio for the Third Avenue Funds’ respective peer groups.

The Trustees noted the following: (i) the contractual advisory fee and net total expense ratio of the Institutional Class shares of the Third Avenue Value Fund were each higher than the median of funds in its Lipper peer group; (ii) the contractual advisory fee and net total expense ratio of the Institutional Class shares of the Third Avenue Small-Cap Value Fund were higher and lower, respectively, than the median of funds in its Lipper peer group; and (iii) the contractual advisory fee and net total expense ratio of the Institutional Class shares of the Third Avenue Real Estate Value Fund were each higher than the median of funds in its Lipper peer group. The Lipper peer group for the Third Avenue Value Fund and Third Avenue Real Estate Value Fund included all funds within the peer group regardless of

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2020 (Unaudited)

asset size, and the Lipper peer groups for the Third Avenue Small-Cap Value Fund included funds with assets of $250 million or less. The Trustees evaluated explanations provided by Third Avenue regarding its belief that the proposed advisory fee is within the range of advisory fees for other similarly managed funds and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services provided by Third Avenue are reasonable and sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Third Avenue Funds.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of Third Avenue, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Third Avenue, the Board took into account its familiarity with Third Avenue’s senior management through Board meetings and discussions in connection with the transition to the Shared Governance Structure. The Board also took into account Third Avenue’s compliance policies and procedures. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Third Avenue Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Third Avenue Funds by Third Avenue and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Third Avenue Agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Third Avenue Funds are likely to benefit from the provision of those services. They also concluded that Third Avenue has sufficient personnel, with the appropriate education and experience, to serve the Third Avenue Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost of Services. The Trustees considered the costs of the services provided by Third Avenue, the compensation and benefits received by, or to be received by, Third Avenue in providing services to the Third Avenue Funds, as well as Third Avenue’s profitability. The Trustees were provided with information related to Third Avenue’s financial condition. The Trustees noted that Third Avenue’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Third Avenue’s profits remain sufficient to continue as a healthy concern generally and as investment adviser of the Third Avenue Funds specifically, despite the decline in the Funds’ asset levels over recent years. The Trustees concluded that Third Avenue’s fees derived from their relationship with the Trusts, in light of the Third Avenue Funds’ expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratios of the Third Avenue Funds were reasonable, taking into account the size of each Fund and the quality of services provided by Third Avenue.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Third Avenue Funds grow or are expected to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Third Avenue Funds for the benefit of fund shareholders but that the advisory fee did not currently include breakpoint reductions in the

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2020 (Unaudited)

advisory fee as asset levels increase. In addition, the Board noted, that while no breakpoints are included in the advisory fee schedule, Third Avenue has agreed to contractual fee waivers and expense reimbursements in order to cap the Funds’ net expense ratios.

At the Meeting, the Trustees unanimously approved the Third Avenue Agreements with respect to the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund for an additional one year period. In voting to approve the Third Avenue Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by Third Avenue. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Third Avenue Agreements with respect to the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund was in the best interests of the Third Avenue Funds and their shareholders.

Third Avenue Trust

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Third Avenue Trust, on behalf of the Third Avenue Funds (each a “Fund” and, collectively, the “Funds”), met on December 9-10, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed Third Avenue Management LLC (“TAM”), the investment adviser to the Funds, as the program administrator for the Program. At the Meeting, TAM provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2019 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described TAM’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary for a Fund and noted that, given the composition of each Fund’s holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests as well as procedures pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended, which provides a mechanism for transactions between a Fund and certain affiliated persons as defined. TAM also took into consideration each Fund’s shareholder ownership concentration and the fact shares of each Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, TAM reviewed each Fund’s holdings of cash and cash equivalents. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement and are not permitted to enter into any interfund lending arrangements.

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2019 and held for the six month period ended April 30, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)

(Unaudited)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period November 1, 2019 to April 30, 2020*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000	$ 709.30	$5.95	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000	$ 710.20	$4.89	1.15%
Hypothetical	$1,000	$1,019.14	$5.77	1.15%
Z Class
Actual	$1,000	$ 710.50	$4.47	1.05%
Hypothetical	$1,000	$1,019.64	$5.27	1.05%

Third Avenue Small-Cap
Value Fund
Investor Class
Actual	$1,000	$ 779.80	$6.20	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000	$ 780.50	$5.09	1.15%
Hypothetical	$1,000	$1,019.14	$5.77	1.15%
Z Class
Actual	$1,000	$ 781.20	$4.65	1.05%
Hypothetical	$1,000	$1,019.64	$5.27	1.05%

Third Avenue Real Estate
Value Fund
Investor Class
Actual	$1,000	$ 814.60	$6.32	1.40%
Hypothetical	$1,000	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000	$ 815.60	$5.19	1.15%
Hypothetical	$1,000	$1,019.14	$5.77	1.15%
Z Class
Actual	$1,000	$ 815.70	$4.74	1.05%
Hypothetical	$1,000	$1,019.64	$5.27	1.05%

*

Expenses (net of fee waivers, expense reimbursements and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.

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BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

David C. Lebisky — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

622 Third Avenue                              212.906.1160

New York, NY 10017                          clientservice@thirdave.com

B92796-SAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date July 6, 2020

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date July 6, 2020

* Print the name and title of each signing officer under his or her signature.